UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07831
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FMI Funds, Inc.
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(Exact name of registrant as specified in charter)

     100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

     Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

414-226-4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2008
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Item 1. Schedule of Investments.

FMI Focus Fund Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

LONG-TERM INVESTMENTS-81.1% (A)
COMMON STOCKS-79.7% (A)

COMMERCIAL SERVICES SECTOR-7.1%
Advertising/Marketing Services-1.7%
787,700	ValueClick, Inc.*	$11,933,655

Miscellaneous Commercial Services-0.5%
127,800	Cintas Corp.	3,387,978

Personnel Services-4.9%
712,500	AMN Healthcare Services, Inc.*	12,055,500
198,400	Manpower Inc.	11,554,816
1,002,800	MPS Group, Inc.*	10,659,764
		34,270,080

CONSUMER NON-DURABLES SECTOR-1.8%
Apparel/Footwear-1.8%
493,100	Liz Claiborne, Inc.	6,977,365
235,600	Volcom, Inc.*	5,637,908
		12,615,273

DISTRIBUTION SERVICES SECTOR-8.6%
Electronics Distributors-4.6%
604,600	Arrow Electronics, Inc.*	18,573,312
554,000	Ingram Micro Inc.*	9,833,500
135,000	ScanSource, Inc.*	3,612,600
		32,019,412

Food Distributors-1.0%
350,300	United Natural Foods, Inc.*	6,823,844

Medical Distributors-0.4%
178,834	PSS World Medical, Inc.*	2,914,994

Wholesale Distributors-2.6%
262,800	Beacon Roofing Supply, Inc.*	2,788,308
80,600	Grainger (W.W.), Inc.	6,593,080
541,900	Interline Brands, Inc.*	8,632,467
		18,013,855

ELECTRONIC TECHNOLOGY SERVICES-8.4%
Computer Communications-0.5%
172,600	Juniper Networks, Inc.*	3,828,268

Computer Peripherals-1.4%
461,500	NetApp, Inc.*	9,996,090

Electronic Equipment/Instruments-0.9%
532,600	JDS Uniphase Corp.*	6,050,336

Electronic Production Equipment-2.4%
1,089,300	Asyst Technologies, Inc.*	3,888,801
453,100	Entegris Inc.*	2,967,805
432,200	MKS Instruments, Inc.*	9,465,180
		16,321,786

Semiconductors-3.2%
1,000,000	Altera Corp.	20,700,000
210,400	PMC-Sierra, Inc.*	1,609,560
		22,309,560

FINANCE SECTOR-6.9%
Finance/Rental/Leasing-1.8%
600,000	Rent-A-Center, Inc.*	12,342,000

Insurance Brokers/Services-1.4%
400,000	Arthur J. Gallagher & Co.	9,640,000

Property/Casualty Insurance-1.1%
677,980	Old Republic International Corp.	8,027,283

Regional Banks-2.3%
568,825	Associated Banc-Corp	10,972,634
187,100	East West Bancorp, Inc.	1,320,926
98,100	First Midwest Bancorp, Inc.	1,829,565
776,700	UCBH Holdings, Inc.	1,747,575
		15,870,700

Specialty Insurance-0.3%
345,800	MGIC Investment Corp.	2,112,838

HEALTH SERVICES SECTOR-0.8%
Medical/Nursing Services-0.8%
190,900	VCA Antech, Inc.*	5,303,202

HEALTH TECHNOLOGY SECTOR-5.9%
Biotechnology-2.6%
278,500	Charles River Laboratories
	International, Inc.*	17,801,720

Medical Specialties-3.3%
236,500	Beckman Coulter, Inc.	15,970,845
241,500	Wright Medical Group, Inc.*	6,861,015
		22,831,860

INDUSTRIAL SERVICES SECTOR-7.4%
Contract Drilling-1.2%
171,100	Rowan Companies, Inc.	7,998,925

Environmental Services-1.0%
185,782	Casella Waste Systems, Inc.*	2,264,683
165,000	Republic Services, Inc.	4,900,500
		7,165,183

Oilfield Services/Equipment-5.2%
481,700	Dresser-Rand Group, Inc.*	18,834,470
237,621	Exterran Holdings Inc.*	16,987,525
		35,821,995

PROCESS INDUSTRIES SECTOR-8.9%
Chemicals: Major Diversified-0.5%
80,600	Celanese Corp.	3,680,196

Chemicals: Specialty-3.9%
1,145,360	Cambrex Corp.*	6,723,263
309,581	Cytec Industries Inc.	16,890,740
100,000	Rockwood Holdings Inc.*	3,480,000
		27,094,003

Containers/Packaging-3.3%
301,200	Bemis Company, Inc.	6,752,904
380,200	Packaging Corp of America	8,178,102
213,500	Pactiv Corp.*	4,532,605
755,700	Smurfit-Stone Container Corp.*	3,075,699
		22,539,310

Industrial Specialties-1.2%
432,800	Ferro Corp.	8,119,328

PRODUCER MANUFACTURING SECTOR-7.8%
Electrical Products-3.1%
287,000	Greatbatch, Inc.*	4,965,100
729,600	Molex Inc. Cl A	16,715,136
		21,680,236

Industrial Machinery-3.4%
165,000	Kadant Inc.*	3,729,000
612,900	Kennametal Inc.	19,949,895
		23,678,895

Miscellaneous Manufacturing-1.2%
238,900	Brady Corp.	8,249,217

Trucks/Construction/Farm Machinery-0.1%
19,800	Federal Signal Corp.	237,600

RETAIL TRADE SECTOR-8.9%
Apparel/Footwear Retail-3.5%
395,390	Jos. A. Bank Clothiers, Inc.*	10,576,683
225,216	Nordstrom, Inc.	6,824,045
190,824	Ross Stores, Inc.	6,778,068
		24,178,796

Department Stores-1.4%
249,500	Kohl's Corp.*	9,989,980

Discount Stores-2.5%
856,400	Family Dollar Stores, Inc.	17,076,616

Specialty Stores-1.5%
520,000	PetSmart, Inc.	10,374,000

TECHNOLOGY SERVICES SECTOR-5.2%
Information Technology Services-1.6%
325,500	CIBER, Inc.*	2,021,355
1,355,200	Sapient Corp.*	8,700,384
		10,721,739

Internet Software/Services-2.3%
293,300	Akamai Technologies, Inc.*	10,203,907
308,200	Omniture, Inc.*	5,723,274
		15,927,181

Packaged Software-1.3%
552,700	Parametric Technology Corp.*	9,213,509

TRANSPORTATION SECTOR-2.0%
Air Freight/Couriers-0.7%
254,500	UTI Worldwide, Inc.	5,077,275

Trucking-1.3%
475,100	Werner Enterprises, Inc.	8,827,358

	Total common stocks
	(cost $553,774,809)	552,066,076

MUTUAL FUNDS-1.1% (A)

297,000	KBW Regional Banking ETF	7,870,500
	Total mutual funds
	(Cost $10,179,665)	7,870,500

PERFERRED STOCKS-0.3% (A)
2,750	UCBH Holdings, Inc. 8.50% Non-Cumulative
	Perpetual Convertible (until 12/31/49)
	Series B*	1,856,250
	Total preferred stocks
	(Cost $2,750,000)	1,856,250

	Total long-term investments
	(Cost $566,704,474)	561,792,826

SHORT-TERM INVESTMENTS-18.5% (A)

U.S. Treasury Securities-14.4%
$40,000,000	U.S. Treasury Bills, 1.695%-1.79%, due 7/03/08	39,996,075
20,000,000	U.S. Treasury Bills, 1.71%, due 7/10/08	19,991,450
16,000,000	U.S. Treasury Bills, 1.42%, due 7/17/08	15,989,902
24,000,000	U.S. Treasury Bills, 1.30%, due 7/24/08	23,980,067
	Total U.S. treasury securities
	(Cost $99,957,494)	99,957,494

Variable Rate Demand Note-4.1%
27,978,677	U.S. Bank, N.A., 2.23%	27,978,677
	Total variable rate demand note
	(Cost $27,978,677)	27,978,677

	Total short-term investments
	(Cost $127,936,171)	127,936,171

	Total investments-99.6%
	(Cost $694,640,645)	689,728,997

	Cash and receivables, less
	liabilities-0.4% (A)	2,857,116

	TOTAL NET ASSETS – 100.0%	$692,586,113

* Non-income paying security.
(A) Percentages for the various classifications relate to net assets.

As of June 30, 2008, investment cost for federal tax purposes was $702,656,577 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$67,436,201
Aggregate gross unrealized depreciation	(80,363,781)
Net unrealized depreciation	$(12,927,580)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FMI Large Cap Fund Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-90.7% (A)

COMMERCIAL SERVICES SECTOR-8.0%
Miscellaneous Commercial Services-4.4%
1,356,000	Cintas Corp.	$35,947,560

Personnel Services-3.6%
1,235,000	Robert Half International Inc.	29,602,950

CONSUMER NON-DURABLES SECTOR-7.3%
Beverages: Alcoholic-3.6%
405,000	Diageo PLC - SP-ADR	29,917,350

Household/Personal Care-3.7%
502,000	Kimberly-Clark Corp.	30,009,560

CONSUMER SERVICES SECTOR-4.2%
Media Conglomerates-4.2%
2,320,000	Time Warner Inc.	34,336,000

DISTRIBUTION SERVICES SECTOR-7.6%
Medical Distributors-4.1%
651,000	Cardinal Health, Inc.	33,578,580

Wholesale Distributors-3.5%
351,000	Grainger (W.W.), Inc.	28,711,800

ELECTRONIC TECHNOLOGY SECTOR-9.5%
Electronic Components-4.2%
968,000	Tyco Electronics Ltd.	34,673,760

Electronic Equipment/Instruments-5.3%
838,000	CANON INC. SP-ADR	42,913,980

ENERGY MINERALS SECTOR-4.2%
Integrated Oil-4.2%
492,000	BP PLC - SP-ADR	34,228,440

FINANCE SECTOR-11.0%
Insurance Brokers/Services-4.2%
1,098,000	Willis Group Holdings Ltd.	34,444,260

Major Banks-3.8%
814,000	Bank of New York Mellon Corp.	30,793,620

Property/Casualty Insurance-3.0%
6,100	Berkshire Hathaway Inc. Cl B*	24,473,200

HEALTH TECHNOLOGY SECTOR-3.2%
Medical Specialties-3.2%
540,000	Covidien Ltd.	25,860,600

INDUSTRIAL SERVICES SECTOR-3.9%
Environmental Services-3.9%
856,000	Waste Management, Inc.	32,279,760

PRODUCER MANUFACTURING SECTOR-7.4%
Industrial Conglomerates-7.4%
1,302,000	General Electric Co.	34,750,380
651,000	Tyco International Ltd.	26,066,040
		60,816,420

RETAIL TRADE SECTOR-12.0%
Discount Stores-5.1%
745,000	Wal-Mart Stores, Inc.	41,869,000

Electronics/Appliance Stores-3.4%
706,000	Best Buy Co., Inc.	27,957,600

Specialty Stores-3.5%
1,215,000	Staples, Inc.	28,856,250

TECHNOLOGY SERVICES SECTOR-8.8%
Data Processing Services-3.3%
643,000	Automatic Data Processing, Inc.	26,941,700

Information Technology Services-5.5%
1,115,000	Accenture Ltd.	45,402,800

TRANSPORTATION SECTOR-3.6%
Air Freight/Couriers-3.6%
486,000	United Parcel Service, Inc. Cl B	29,874,420

	Total common stocks
	(Cost $767,152,984)	743,489,610

SHORT-TERM INVESTMENTS-10.9% (A)

Commercial Paper-8.1%
$18,000,000	General Electric Capital Corp., 1.75%,
	due 7/03/08	17,998,250
24,000,000	JP Morgan Chase & Co., 1.80%, due 7/03/08	23,997,600
24,000,000	Prudential Funding LLC, 1.80%, due 7/03/08	23,997,600
	Total commercial paper
	(Cost $65,993,450)	65,993,450

Variable Rate Demand Note-2.8%
23,180,572	U.S. Bank, N.A., 2.23%	23,180,572
	Total variable rate demand note
	(Cost $23,180,572)	23,180,572

	Total short-term investments
	(Cost $89,174,022)	89,174,022

	Total investments – 101.6%
	(Cost $856,327,006)	832,663,632

	Liabilities, less cash and
	receivables-(1.6%) (A)	(13,008,020)

	TOTAL NET ASSETS – 100.0%	$819,655,612

* Non-income paying security.
(A) Percentages for the various classifications relate to net assets.
ADR-American Depositary Receipts

As of June 30, 2008, investment cost for federal tax purposes was $856,409,812 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$40,692,452
Aggregate gross unrealized depreciation	(64,438,632)
Net unrealized depreciation	$(23,746,180)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Funds, Inc.

By (Signature and Title) /s/ Ted D. Kellner
Ted D. Kellner, President

Date 08/11/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ted D. Kellner
Ted D. Kellner, President

Date 08/11/2008

By (Signature and Title)	/s/ Ted D. Kellner
Ted D. Kellner, Treasurer

Date 08/11/2008